PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Property and equipment, gross	$ 20,073	$ 15,996
Less: Accumulated depreciation and amortization	(9,332)	(5,801)
Property and equipment, net	10,741	10,195
Depreciation expense	3,561	2,292	1,125
Estimated depreciation and amortization expenses from existing property and equipment
2014	3,599
2015	3,075
2016	2,602
2017	1,294
2018	171
Property and equipment, net	10,741	10,195
Equipment and office furniture
Property and Equipment
Property and equipment, gross	18,522	14,554
Motor vehicles
Property and Equipment
Property and equipment, gross	44	43
Software
Property and Equipment
Property and equipment, gross	283	262
Leasehold improvement
Property and Equipment
Property and equipment, gross	$ 1,224	$ 1,137